Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepayment and other current assets
	December 31,
	2019	2018
	US$’000	US$’000

Deposits paid	344	259
Prepayments	151	59
Other receivables	251	156
Other tax recoverable	2	73
	748	547

ZHEJIANG TIANLAN
Prepayment and other current assets
	December 31,
	2019	2018
	RMB’000	RMB’000

Prepayments	19,962	18,702
Other receivables	13,988	8,791
Deposits for finance leases	17,512	-
Other current assets	1,397	1,485

	52,859	28,978